Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

23 – COMMITMENTS AND CONTINGENCIES

The Group are subject to various legal proceedings and claims that arise in the ordinary course of the Group’s business.

On February 3, 2023, the Istanbul Otomobilciler Esnaf Odası, an association of taxi owners, filed a lawsuit against the Group before the Istanbul 14th Commercial Court regarding the Group’s ride-hailing and e-moped services, claiming that these services create unfair competition. The plaintiff also requested that the court prevent third parties from accessing these services through the Group’s website or mobile application.

In response, the court issued an order on March 6, 2023, blocking access to the ride-hailing service. The Group appealed this decision, and the injunction was lifted on June 20, 2023.

On July 19, 2024, following expert reports and hearings, the court ruled in favor of the plaintiff regarding the Group’s ride-hailing service but dismissed claims related to the Group’s motorcycle-hailing service. The court also issued an order blocking access to the Group’s ride-hailing application, but clarified that the order did not affect the Group’s other activities. The Group filed objections to the ruling on October 1, 2024, except for the part related to motorcycle-hailing.

The 14th Civil Chamber of the Istanbul Regional Court of Justice overturned the decision, stating that the expert reports were insufficient and that the court had failed to properly consider the defendant’s defenses. The case was sent back to the first instance court for retrial.

The case resumed before the Istanbul 14th Commercial Court on November 27, 2024. Additionally, a lawsuit filed by the Antalya Chamber of Drivers was combined with the existing case, as both were related. At the second hearing of the retrial, held on March 21, 2025, the Istanbul 14th Commercial Court appointed a new expert committee and requested a new report, which was subsequently submitted. In a subsequent hearing held on December 19, 2025, the court ordered the preparation of an additional expert report, as the existing report failed to address all the questions posed, and adjourned the proceedings until June 24, 2026.

Further, the Group provides letters of guarantee to certain governmental authorities and service providers as security for its contractual obligations. These guarantees are generally issued by banks on behalf of the Group and are collateralized by cash deposits. As of December 31, 2025, the aggregate amount of outstanding letters of guarantee was US$83,976 (December 31, 2024: US$90,293).